                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.

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  1. Name and address of issuer:  EXCELSIOR TAX-EXEMPT  FUNDS, INC.
                                  73 TREMONT STREET
                                  BOSTON, MA 02108

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  2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities, check the
     box but do not list series or classes):                               [X]

                          SEE SCHEDULE "A" ATTACHED


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  3. Investment Company Act File Number:  811-4101


     Securities Act File Number:           2-93068
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  4(a). Last day of fiscal year for which this Form is filed:     MARCH 31, 1998

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  4(b). [_] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c). [_] Check box if this is the last time the issuer will be filing this
        Form.

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  5.  Calculation of registration fee:

         (i)  Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24f-2:
              (See Schedules A & B)                              $ 4,684,113,308
                                                                 ---------------

        (ii)  Aggregate price of securities redeemed
              or repurchased during the fiscal year:
              (See Schedule C)                                   $ 4,261,445,427
                                                                   -------------

        (iii) Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ending
              no earlier than October 11, 1995 that were not
              previously used to reduce registration fees payable
              to the Commission:                                    $      N/A
                                                                      --------


        (iv)  Total available redemption credits [add Items
              5(ii) and 5(iii)]:                               -$  4,261,445,427
                                                                   -------------


         (v)  Net sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                        $   422,667,881
                                                                     -----------


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        (vi) Redemption credits available for use in             $        ( N/A)
                                                                        --------
             future years -- if Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
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       (vii)  Multiplier for determining registration fee (See
              Instruction C.9):                                        x .000295
                                                                        --------

       (viii) Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):              =$   124,687.02
                                                                     -----------


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  6. Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were
             -------
        registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a .
                                                                       ------

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  7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$        N/A
                                                                       ---------

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  8. Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                 =$   124,687.02
                                                                     -----------

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________________________________________________________________________________

  9. Date the registration fee and any interest payment was sent to the Commissions's lockbox depository:

        JUNE 25, 1998

        Method of Delivery:

                [X]   Wire Transfer
                [_]   Mail or other means

________________________________________________________________________________


                                        SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ JOHN M. CORCORAN, ASSISTANT TREASURER
                                -----------------------------------------

                                JOHN M. CORCORAN, ASSISTANT TREASURER
                                -------------------------------------

Date    JUNE 25, 1998
        -------------

    *Please print the name and title of the signing officer below the signature.
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                                 SCHEDULE "A"
                                 ------------


Name of each series or class of funds for which this notice is filed:
---------------------------------------------------------------------


CLASS A SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS B SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS C SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS D SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS E SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS F SHARES OF COMMON STOCK, PAR VALUE $.001
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                        SCHEDULE "B"
                        ------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
--------------------------------------------------------------------
YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2
---------------------------------------------------------

                              Shares:                 Price:
                              ------                  ------

        CLASS A:           4,454,235,468              $ 4,454,235,468
        CLASS B:               6,372,050                   59,944,634
        CLASS C:               6,182,806                   61,622,593
        CLASS D:               6,677,428                   57,944,807
        CLASS E:               3,835,056                   27,133,029
        CLASS F:               2,733,984                   19,392,724
                           -------------              ---------------

        Total              4,480,036,792              $ 4,680,273,255
                           =============              ===============
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                                SCHEDULE "C"
                                ------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN
------------------------------------------------------------------------------
CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:
----------------------------------------------------------

                                                Shares  :          Price:
                                                ---------          ------

        CLASS A:                                 1,926,989         $ 1,926,989
        CLASS B:                                    64,384             602,980
        CLASS C:                                    83,665             833,374
        CLASS D:                                    40,167             348,885
        CLASS E:                                       759               5,420
        CLASS F:                                    17,281             122,405
                                                 ---------         -----------

        Total                                    2,133,245         $ 3,840,053
                                                 =========         ===========
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                                SCHEDULE "D"
                                ------------


AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR, IF
----------------------------------------------------------------------------
APPLICABLE:
----------

                                                           Price:
                                                           ------

        CLASS A:                                           $    4,129,293,577
        CLASS B:                                                   43,387,232
        CLASS C:                                                   27,800,219
        CLASS D:                                                   33,687,486
        CLASS E:                                                    8,604,896
        CLASS F:                                                   18,672,017
                                                           ------------------

        Total                                              $    4,261,445,427
                                                           ==================